Post-employment benefits - Summary of Sensitivity Analysis for Funded Plans (Details) - Funded - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ (682)	$ (464)
Decrease of 25 basis points	$ 738	500
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 140	91
Decrease of 25 basis points	$ (137)	(98)
Interest rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 231	160
Decrease of 25 basis points	$ (226)	(157)
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ (19)	91
Decrease of 25 basis points	$ 18	(90)
Life expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, period increase	1 year
Sensitivity analysis, period decrease	1 year
Increase of 25 basis points	$ 170	92
Decrease of 25 basis points	$ (171)	$ (92)